UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09871

CULLEN FUNDS TRUST

(exact name of registrant as specified in charter)

645 Fifth Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-485-8586

Date of fiscal year end: June 30

Date of reporting period: July 1, 2013 – September 30, 2013

Cullen International High Dividend Fund
Schedule Of Investments
September 30, 2013 (Unaudited)
		Value
	Shares	(Note 1)
COMMON STOCKS - 95.4%
Australia - 2.9%
BHP Billiton Ltd.	141,500	$4,717,855
Sonic Healthcare Ltd.	445,000	6,721,101
		11,438,956

Canada - 4.6%
Canadian Oil Sands Ltd.	72,700	1,410,380
Manulife Financial Corp.	762,000	12,618,720
RioCan Real Estate Investment Trust	174,100	4,129,652
		18,158,752

France - 9.6%
Alstom SA	216,600	7,715,411
GDF Suez	435,150	10,932,027
Sanofi	81,000	8,215,279
Total SA - Sponsored ADR	192,500	11,149,600
		38,012,317

Germany - 13.8%
Bayer AG	86,250	10,170,121
Deutsche Post AG	360,500	11,963,344
Deutsche Telekom AG	793,000	11,495,164
Muenchener Rueckversicherungs AG	46,750	9,135,850
OSRAM Licht AG(a)	8,305	389,869
Siemens AG	94,600	11,397,868
		54,552,216

Hong Kong - 2.7%
BOC Hong Kong Holdings Ltd.	2,651,500	8,512,532
Stella International Holdings Ltd.	838,500	2,153,576
		10,666,108

Indonesia - 1.2%
Telekomunikasi Indonesia Persero Tbk PT	26,000,000	4,715,026

Israel - 0.1%
Israel Chemicals Ltd.	66,000	556,984

Japan - 5.4%
Kirin Holdings Co. Ltd.	630,000	9,158,859
Nippon Telegraph & Telephone Corp.	237,100	12,253,604
		21,412,463

Korea - 1.0%
KT&G Corp.	53,545	3,836,476

		Value
	Shares	(Note 1)
Luxembourg - 3.4%
RTL Group SA	130,365	$13,209,690

Mexico - 0.4%
Industrias Penoles SAB de CV	48,760	1,432,310

Netherlands - 1.8%
Unilever NV	191,000	7,204,520

Norway - 4.4%
North Atlantic Drilling Ltd.	1,047,347	10,014,959
Statoil ASA	315,500	7,161,809
		17,176,768

Russia - 2.9%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	50,000	3,170,000
Lukoil OAO (OTC) - Sponsored ADR	128,900	8,192,884
		11,362,884

Singapore - 4.4%
Singapore Telecommunications Ltd.	2,645,000	7,864,055
United Overseas Bank Ltd.	566,500	9,333,669
		17,197,724

South Africa - 1.6%
MTN Group Ltd.	325,900	6,362,033

Switzerland - 11.2%
ABB Ltd. - Sponsored ADR	365,350	8,618,607
Nestle SA	129,100	9,029,220
Novartis AG - ADR	141,900	10,885,149
Roche Holding AG	21,850	5,892,868
Zurich Insurance Group AG	37,550	9,670,365
		44,096,209

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	972,229	3,304,665

United Kingdom - 23.2%
AstraZeneca PLC - Sponsored ADR	76,700	3,983,031
BAE Systems PLC	1,318,000	9,695,632
British American Tobacco PLC - Sponsored ADR	71,200	7,486,680
GlaxoSmithKline PLC	395,750	9,978,640
HSBC Holdings PLC	1,160,133	12,617,133
Imperial Tobacco Group PLC	265,000	9,811,478
Reckitt Benckiser Group PLC	98,400	7,200,388
Royal Dutch Shell PLC - Class B	111,650	3,858,134
Smiths Group PLC	407,500	9,229,278
Tesco PLC	1,147,000	6,666,230

			Value
		Shares	(Note 1)
United Kingdom (continued)
Vodafone Group PLC - Sponsored ADR		318,500	$11,204,830
			91,731,454

TOTAL COMMON STOCKS
(Cost $332,485,834)			376,427,555

			Value
	7-Day Yield	Shares	(Note 1)
SHORT TERM INVESTMENTS - 4.1%
SSgA® Prime Money Market Fund	0.026%	16,336,459	16,336,459

TOTAL SHORT TERM INVESTMENTS
(Cost $16,336,459)			16,336,459

TOTAL INVESTMENTS 99.5%
(Cost $348,822,293)			$392,764,014

Other Assets In Excess Of Liabilities 0.5%			2,013,161

NET ASSETS 100.0%			$394,777,175

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OTC	-	Over the counter.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Non-Income Producing Security.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund
Schedule Of Investments
September 30, 2013 (Unaudited)
		Value
	Shares	(Note 1)
COMMON STOCKS - 94.2%
Aerospace & Defense - 6.8%
The Boeing Co.	597,700	$70,229,750
Raytheon Co.	1,321,000	101,809,470
		172,039,220

Communications Equipment - 3.1%
Cisco Systems, Inc.	3,353,520	78,539,438

Distillers & Vintners - 2.2%
Diageo PLC - Sponsored ADR	445,000	56,550,600

Distributors - 1.9%
Genuine Parts Co.	598,890	48,444,212

Diversified Banks - 2.8%
HSBC Holdings PLC - Sponsored ADR	1,291,380	70,070,279

Diversified Chemicals - 2.6%
EI du Pont de Nemours & Co.	1,112,800	65,165,568

Electric Utilities - 2.4%
NextEra Energy, Inc.	775,940	62,199,350

Household Products - 4.9%
Kimberly-Clark Corp.	764,080	71,991,617
Unilever NV	1,395,440	52,635,997
		124,627,614

Industrial Conglomerates - 6.4%
3M Co.	709,600	84,733,336
General Electric Co.	3,227,500	77,104,975
		161,838,311

Integrated Oil & Gas - 9.8%
Chevron Corp.	647,200	78,634,800
ConocoPhillips	1,362,000	94,672,620
Royal Dutch Shell PLC - ADR	1,104,700	76,058,595
		249,366,015

Integrated Telecommunication - 3.1%
BCE, Inc.	1,827,700	78,042,790

Integrated Telecommunication Services - 2.7%
AT&T, Inc.	2,065,000	69,838,300

Life & Health Insurance - 2.4%
MetLife, Inc.	1,294,000	60,753,300

		Value
	Shares	(Note 1)
Multi-Utilities - 1.7%
Dominion Resources, Inc.	697,600	$43,586,048

Oil & Gas Drilling - 2.7%
Diamond Offshore Drilling, Inc.	1,120,700	69,842,024

Other Diversified Financial Services - 2.7%
JPMorgan Chase & Co.	1,346,000	69,574,740

Packaged Foods & Meats - 1.2%
Kraft Foods Group, Inc.	597,773	31,347,216

Pharmaceuticals - 12.6%
AstraZeneca PLC - Sponsored ADR	1,436,800	74,613,024
Eli Lilly & Co.	1,619,300	81,499,369
Johnson & Johnson	950,430	82,392,777
Merck & Co., Inc.	1,731,110	82,418,147
		320,923,317

Property & Casualty Insurance - 3.1%
The Travelers Cos., Inc.	925,230	78,431,747

Semiconductors - 3.0%
Intel Corp.	3,312,600	75,924,792

Specialized REITs - 4.2%
HCP, Inc.	1,175,880	48,152,286
Health Care REIT, Inc.	946,870	59,065,751
		107,218,037

Systems Software - 3.0%
Microsoft Corp.	2,250,580	74,966,820

Tobacco - 5.4%
Altria Group, Inc.	2,218,950	76,220,932
Philip Morris International, Inc.	705,850	61,119,552
		137,340,484

Wireless Telecommunication Services - 3.5%
Vodafone Group PLC - Sponsored ADR	2,565,000	90,236,700

TOTAL COMMON STOCKS
(Cost $1,858,572,183)		2,396,866,922

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 5.8%
SSgA® Prime Money Market Fund	0.026%	147,890,432	$147,890,432

TOTAL SHORT TERM INVESTMENTS
(Cost $147,890,432)			147,890,432

TOTAL INVESTMENTS 100.0%
(Cost $2,006,462,615)			$2,544,757,354

Other Assets In Excess Of Liabilities 0.0%(a)			1,100,495

NET ASSETS 100.0%			$2,545,857,849

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

(a)	Less than 0.05%.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund
Schedule Of Investments
September 30, 2013 (Unaudited)
		Value
	Shares	(Note 1)
COMMON STOCKS - 95.1%
Aerospace & Defense - 3.6%
Spirit Aerosystems Holdings, Inc. - Class A(a)	13,750	$333,300

Airlines - 2.6%
Copa Holdings SA - Class A	1,720	238,512

Apparel Retail - 4.4%
Ascena Retail Group, Inc.(a)	20,150	401,589

Auto Parts & Equipment - 2.0%
BorgWarner, Inc.	1,850	187,571

Computer Hardware - 4.0%
Avnet, Inc.	8,900	371,219

Construction & Engineering - 4.2%
KBR, Inc.	11,900	388,416

Construction & Farm Machinery & Heavy Trucks - 3.6%
WABCO Holdings, Inc.(a)	3,900	328,614

Data Processing & Outsourced Services - 1.5%
Lender Processing Services, Inc.	4,200	139,734

Diversified Metals & Mining - 7.7%
HudBay Minerals, Inc.	53,300	438,659
RTI International Metals, Inc.(a)	8,400	269,136
		707,795

Electrical Components & Equipment - 5.8%
The Babcock & Wilcox Co.	10,750	362,490
Hubbell, Inc. - Class B	1,670	174,916
		537,406

Electronics Equipment & Instruments - 3.0%
Itron, Inc.(a)	6,450	276,253

Health Care Facilities - 2.7%
Community Health Systems, Inc.	5,900	244,850

Health Care Services - 3.5%
Omnicare, Inc.	5,800	321,900

Health Care Supplies - 3.5%
Alere, Inc.(a)	10,470	320,068

Industrial Machinery - 2.6%
Lincoln Electric Holdings, Inc.	3,640	242,497

			Value
		Shares	(Note 1)
Life Sciences Tools & Services - 1.9%
	Charles River Laboratories International, Inc.(a)	3,800	$175,788

Miscellaneous Manufacturing - 6.1%
	ITT Corp.	9,350	336,133
	LSB Industries, Inc.(a)	6,800	228,004
			564,137

Multi-Line Insurance - 3.5%
	WR Berkley Corp.	7,435	318,664

Oil & Gas Equipment & Services - 3.8%
	Tidewater, Inc.	5,850	346,847

Oil & Gas Exploration & Production - 8.7%
	Bill Barrett Corp.(a)	16,500	414,315
	Cimarex Energy Co.	4,050	390,420
			804,735

Regional Banks - 9.3%
	Bank of the Ozarks, Inc.	5,670	272,103
	CVB Financial Corp.	15,100	204,152
	National Bank Holdings Corp. - Class A	6,585	135,256
	OmniAmerican Bancorp, Inc.(a)	5,100	124,746
	Southwest Bancorp, Inc.(a)	8,560	126,774
			863,031

Restaurants - 2.6%
	Cracker Barrel Old Country Store, Inc.	2,310	238,484

Thrifts & Mortgage Finance - 1.7%
	ViewPoint Financial Group, Inc.	7,800	161,226

Wireless Telecommunication Services - 2.8%
	NII Holdings, Inc.(a)	42,550	258,279

TOTAL COMMON STOCKS
(Cost $6,360,828)			8,770,915

			Value
	7-Day Yield	Shares	(Note 1)
SHORT TERM INVESTMENTS - 6.0%
SSgA® Prime Money Market Fund	0.026%	557,621	557,621

TOTAL SHORT TERM INVESTMENTS
(Cost $557,621)			557,621

		Value
7-Day Yield	Shares	(Note 1)
TOTAL INVESTMENTS 101.1%
(Cost $6,918,449)		$9,328,536

Liabilities In Excess Of Other Assets (1.1)%		(98,048)

NET ASSETS 100.0%		$9,230,488

Percentages are stated as a percent of net assets.

SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Value Fund
Schedule Of Investments
September 30, 2013 (Unaudited)
			Value
		Shares	(Note 1)
COMMON STOCKS - 95.6%
Aerospace & Defense - 7.3%
The Boeing Co.		6,950	$816,625
Raytheon Co.		11,500	886,305
			1,702,930

Auto Parts & Equipment - 4.2%
BorgWarner, Inc.		4,750	481,603
Johnson Controls, Inc.		11,820	490,530
			972,133

Communications Equipment - 3.3%
Cisco Systems, Inc.		32,600	763,492

Construction & Engineering - 2.1%
KBR, Inc.		14,730	480,787

Diversified Banks - 3.4%
Wells Fargo & Co.		19,200	793,344

Fertilizers & Agricultural Chemicals - 1.3%
The Mosaic Co.		7,350	316,197

Gold - 1.0%
Newmont Mining Corp.		8,500	238,850

Health Care Equipment - 6.1%
Covidien PLC		11,820	720,311
Medtronic, Inc.		13,250	705,562
			1,425,873

Heavy Electrical Equipment - 3.1%
ABB Ltd. - Sponsored ADR		30,350	715,956

Household Products - 0.9%
Unilever NV		5,750	216,890

Industrial Conglomerates - 2.9%
3M Co.		5,670	677,055

Integrated Oil & Gas - 9.1%
ConocoPhillips		11,220	779,902
Royal Dutch Shell PLC - ADR		9,150	629,978
Suncor Energy, Inc.		20,150	720,967
			2,130,847

Integrated Telecommunication Services - 2.6%
AT&T, Inc.		18,150	613,833

Life & Health Insurance - 2.7%
MetLife, Inc.		13,480	632,886

Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.		7,750	714,163

			Value
		Shares	(Note 1)
Managed Health Care - 3.0%
Aetna, Inc.		11,050	$707,421

Movies & Entertainment - 3.4%
The Walt Disney Co.		12,500	806,125

Oil & Gas Equipment & Services - 4.3%
Halliburton Co.		20,650	994,298

Oil & Gas Exploration & Production - 2.7%
Devon Energy Corp.		10,750	620,920

Other Diversified Financial Services - 5.0%
Citigroup, Inc.		10,600	514,206
JPMorgan Chase & Co.		12,600	651,294
			1,165,500

Pharmaceuticals - 7.7%
Johnson & Johnson		3,100	268,739
Mallinckrodt PLC(a)		1,477	65,121
Merck & Co., Inc.		15,150	721,291
Novartis AG - ADR		9,600	736,416
			1,791,567

Property & Casualty Insurance - 4.2%
The Allstate Corp.		8,600	434,730
The Chubb Corp.		6,150	548,949
			983,679

Railroads - 3.3%
CSX Corp.		30,450	783,783

Regional Banks - 3.0%
BB&T Corp.		20,850	703,687

Systems Software - 5.9%
Microsoft Corp.		21,100	702,841
Oracle Corp.		20,200	670,034
			1,372,875

TOTAL COMMON STOCKS
(Cost $18,588,012)			22,325,091

			Value
	7-Day Yield	Shares	(Note 1)
SHORT TERM INVESTMENTS - 4.5%
SSgA® Prime Money Market Fund	0.026%	1,054,821	1,054,821

TOTAL SHORT TERM INVESTMENTS
(Cost $1,054,821)			1,054,821

		Value
7-Day Yield	Shares	(Note 1)
TOTAL INVESTMENTS 100.1%
(Cost $19,642,833)		$23,379,912

Liabilities In Excess Of Other Assets (0.1)%		(13,365)

NET ASSETS 100.0%		$23,366,547

Percentages are stated as a percent of net assets.

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund
Schedule Of Investments
September 30, 2013 (Unaudited)
		Value
	Shares	(Note 1)
COMMON STOCKS - 89.4%
Argentina - 1.7%
Tenaris SA - ADR	14,150	$661,937

Brazil - 2.3%
Cia de Bebidas das Americas - ADR	21,350	818,772
Cia Energetica de Minas Gerais - Sponsored ADR	9,897	85,507
		904,279

China - 0.5%
PetroChina Co. Ltd. - Class H	171,000	188,729

Columbia - 1.8%
Pacific Rubiales Energy Corp.	34,850	687,347

Hong Kong - 12.6%
AIA Group Ltd.	230,000	1,080,919
BOC Hong Kong Holdings Ltd.	222,000	712,722
Bosideng International Holdings Ltd.	454,000	109,462
China Mobile Ltd. - Sponsored ADR	12,650	713,839
Industrial & Commercial Bank of China Ltd. - Class H	361,000	251,810
SJM Holdings Ltd.	259,000	727,988
Standard Chartered PLC	30,150	728,492
Stella International Holdings Ltd.	155,000	398,097
Television Broadcasts Ltd.	29,500	185,994
		4,909,323

India - 1.7%
Ascendas India Trust	309,000	153,940
ICICI Bank Ltd. - Sponsored ADR	16,150	492,252
		646,192

Indonesia - 2.4%
Indo Tambangraya Megah Tbk PT	20,000	45,423
Lippo Karawaci Tbk PT(a)	3,547,000	333,872
Telekomunikasi Indonesia Persero Tbk PT	3,045,000	552,202
		931,497

Israel - 2.3%
Elbit Systems Ltd.	16,200	873,427
Israel Chemicals Ltd.	800	6,751
		880,178

Kazakhstan - 1.4%
KCell JSC - GDR(b)	34,200	526,680

		Value
	Shares	(Note 1)
Kenya - 2.2%
Safaricom Ltd.	8,635,000	$849,508

Korea - 5.0%
Hyundai Motor Co.	4,540	1,060,358
KT&G Corp.	12,400	888,454
		1,948,812

Luxembourg - 1.3%
Pegas Nonwovens SA	17,292	518,925

Malaysia - 4.0%
Axiata Group Bhd	315,500	665,943
Berjaya Sports Toto Bhd	315,666	398,032
Genting Malaysia Bhd	364,600	472,039
		1,536,014

Mexico - 5.0%
Fibra Uno Administra	171,100	474,366
Grupo Financiero Santander Mexico SAB de CV - ADR	39,550	546,581
Industrias Penoles SAB de CV	11,100	326,059
Mexico Real Estate Management SA de CV - REIT	343,400	587,397
		1,934,403

Nigeria - 2.4%
Lafarge Cement WAPCO Nigeria PLC	430,000	263,959
Zenith Bank PLC	5,400,500	669,391
		933,350

Panama - 1.7%
Copa Holdings SA - Class A	4,850	672,549

Philippines - 2.1%
Philippine Long Distance Telephone Co.	11,805	807,425

Poland - 6.5%
Asseco Poland SA	60,400	941,148
Bank Pekao SA	16,600	948,845
Powszechny Zaklad Ubezpieczen SA	4,700	638,285
		2,528,278

Qatar - 1.0%
Industries Qatar QSC	9,700	399,338

Russia - 6.3%
Lukoil OAO OTC - Sponsored ADR	17,200	1,093,232
MMC Norilsk Nickel OJSC - ADR	38,000	548,340
Sberbank of Russia - Sponsored ADR	39,000	469,170

			Value
		Shares	(Note 1)
Russia (continued)
Sberbank of Russia - Sponsored ADR		27,200	$327,760
			2,438,502

Singapore - 1.6%
	Asian Pay Television Trust	860,000	558,686
	Lippo Malls Indonesia Retail Trust - REIT	160,000	55,478
			614,164

South Africa - 8.1%
	Bidvest Group Ltd.	27,650	693,161
	MMI Holdings Ltd.	210,700	512,047
	MTN Group Ltd.	31,800	620,781
	SABMiller PLC	18,700	951,650
	Sasol Ltd. - Sponsored ADR	7,650	365,594
			3,143,233

South Korea - 2.0%
	Grand Korea Leisure Co. Ltd.	24,000	772,699

Sri Lanka - 0.6%
	Richard Pieris & Co. PLC	5,084,842	250,390

Taiwan - 9.9%
	Advanced Semiconductor Engineering, Inc. - ADR	150,000	717,000
	Kinsus Interconnect Technology Corp.	75,000	263,808
	MediaTek, Inc.	80,000	988,940
	Pacific Hospital Supply Co. Ltd.	116,000	389,583
	Siliconware Precision Industries Co. - Sponsored ADR	125,300	724,234
	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	45,000	763,200
			3,846,765

Thailand - 1.7%
	Major Cineplex Group PCL	1,136,000	675,499

Turkey - 1.3%
	Arcelik AS	42,000	244,301
	Pinar SUT Mamulleri Sanayii AS	26,000	231,034
	Turkcell Iletisim Hizmetleri AS - ADR(a)	3,400	50,150
			525,485

TOTAL COMMON STOCKS
(Cost $34,510,122)			34,731,501

	Maturity Date	Principal Amount	Value (Note 1)
PROMISSORY NOTES - 1.0%
Saudi Arabia - 1.0%
Riyad Bank	01/25/2014	52,600	$367,032

TOTAL PROMISSORY NOTES
(Cost $366,288)			367,032

			Value
	7-Day Yield	Shares	(Note 1)
SHORT TERM INVESTMENTS - 9.2%
SSgA® Prime Money Market Fund	0.026%	3,583,086	3,583,086

TOTAL SHORT TERM INVESTMENTS
(Cost $3,583,086)			3,583,086

TOTAL INVESTMENTS 99.6%
(Cost $38,459,496)			$38,681,619

Other Assets In Excess Of Liabilities 0.4%			168,257

NET ASSETS 100.0%			$38,849,876

Percentages are stated as a percent of net assets.

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
GDR	-	Global Depositary Receipt. GDR's are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
Ltd.	-	Limited.
OJSC	-	Open Joint Stock Company.
PLC	-	Public Limited Company.
QSC	-	Qatari Joint Stock Company
REIT	-	Real Estate Investment Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Non-Income Producing Security.

(b)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2013, the aggregate market value of those securities was $526,680, which represents approximately 1.4% of net assets.

See accompanying Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2013

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of September 30, 2013, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2013. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2013 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(a)	$376,427,555	$–	$–	$376,427,555
Short Term Investments	16,336,459	–	–	16,336,459
Total	$392,764,014	$–	$–	$392,764,014

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(a)	$2,396,866,922	$–	$–	$2,396,866,922
Short Term Investments	147,890,432	–	–	147,890,432
Total	$2,544,757,354	$–	$–	$2,544,757,354

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(a)	$8,770,915	$–	$–	$8,770,915
Short Term Investments	557,621	–	–	557,621
Total	$9,328,536	$–	$–	$9,328,536

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(a)	$22,325,091	$–	$–	$22,325,091
Short Term Investments	1,054,821	–	–	1,054,821
Total	$23,379,912	$–	$–	$23,379,912

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(a)	$34,731,501	$–	$–	$34,731,501
Promissory Notes	–	367,032	–	367,032
Short Term Investments	3,583,086	–	–	3,583,086
Total	$38,314,587	$367,032	$–	$38,681,619

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Quarterly Schedule of Investments.

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of September 30, 2013, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of tax value over cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Cullen International High Dividend Fund	$49,244,893	$(5,853,228)	$43,391,665	$349,372,349

Cullen High Dividend Equity Fund	561,158,965	(22,878,752)	538,280,213	2,006,477,141

Cullen Small Cap Value Fund	2,628,623	(237,464)	2,391,159	6,937,377

Cullen Value Fund	4,171,616	(434,537)	3,737,079	19,642,833

Cullen Emerging Markets High Dividend Fund	1,699,155	(1,493,644)	205,511	38,476,108

  Note 3 — Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
President

Date:	November 25, 2013

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	November 25, 2013